STOCK-BASED COMPENSATION PLANS Restricted share plans - Narrative (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars)	$ 3,369	$ 3,641	$ 3,836
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 4 months 24 days	2 years 5 months 30 days	2 years 4 months 24 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vested (in dollars)	12,364	6,456	3,835
Unrecognized stock-based compensation cost (in dollars)	$ 7,209	$ 8,058	$ 5,950
Weighted average period for recognition of unrecognized stock-based compensation cost	1 year 1 month 6 days	1 year 9 months 20 days	1 year 7 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	617,755	573,613	499,038
Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans	2
Treasury Based Restricted Stock Plan [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common shares issued	1,000,000
Restricted stock plan [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percent	0.3333
U.S. [Member] | Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans	1
Non-U.S. [Member] | Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans	1
France [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
France [Member] | Restricted stock plan [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional tax holding period	2 years